LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

COLLECTION PERIOD:                 SEPTEMBER 1-30, 2006                PAYMENT DATE:    OCT 16 2006
DETERMINATION DATE:                     OCT 06 2004                    REPORT BRANCH:       2062
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                                                                                                                        OVERCOLLAT-
Initial Deal                               TOTAL          CLASS A-1      CLASS A-2        CLASS A-3      CLASS A-4      ERALIZATION
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Class Percentages                              100.00%          19.75%          27.06%          29.03%          22.91%         1.25%
Initial Pool Balance                   356,486,170.16   70,406,018.61   96,456,245.49  103,496,847.35   81,670,981.58  4,456,077.12
Prefunding                             149,842,943.76   29,593,981.39   40,543,754.51   43,503,152.65   34,329,018.42  1,873,036.80
Total Balance                          506,329,113.92  100,000,000.00  137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Note Balance Total                     500,000,000.00  100,000,000.00  137,000,000.00  147,000,000.00  116,000,000.00
Number of Contracts                            19,634
Class Pass Through Rates                                        5.370%          5.340%          5.170%          5.180%
Servicing Fee Rate                            1.75000%
Indenture Trustee Fee                         0.00300%
Custodian Fee                                 0.02000%
Backup Servicer Fee                           0.01000%
Insurance Premium Fee                         0.17000%
Demand Note Rate                              5.00000%
Initial Weighted Average APR                  12.9080%
Initial Weighted Average Monthly
  Dealer Participation Fee Rate                 0.000%
Initial Weighted Average Adjusted APR
  (net of Monthly Dealer Participation)
  of Remaining Portfolio                      12.9080%
Initial Weighted Average Remaining Term         65.00
Initial Weighted Average Original Term          69.00

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CURRENT MONTH                                                                                                            OVERCOLLAT-
  CERTIFICATE BALANCES                     TOTAL         CLASS A-1       CLASS A-2        CLASS A-3      CLASS A-4      ERALIZATION
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BOP:
Prior Month Pool Balance               356,486,170.16   70,406,018.61   96,456,245.49  103,496,847.35   81,670,981.58   4,456,077.12
Prefunding Pool Balance                149,842,943.76   29,593,981.39   40,543,754.51   43,503,152.65   34,329,018.42   1,873,036.80
Total Pool Balance                     506,329,113.92  100,000,000.00  137,000,000.00  147,000,000.00  116,000,000.00   6,329,113.92
Total Note Balance                     500,000,000.00  100,000,000.00  137,000,000.00  147,000,000.00  116,000,000.00

EOP:
Number of Current Month Closed
  Contracts                                       363
Number of Reopened Loans                         0.00
Number of Contracts - EOP                      19,271
Pool Balance - EOP                     346,098,865.39   60,018,713.84   96,456,245.49  103,496,847.35   81,670,981.58   4,456,077.12
Prefunding Pool Balance                149,842,943.76   29,593,981.39   40,543,754.51   43,503,152.65   34,329,018.42   1,873,036.80
Total Pool Balance - EOP               495,941,809.15   89,612,695.23  137,000,000.00  147,000,000.00  116,000,000.00   6,329,113.92
Total Note Balance - EOP               487,637,655.83   87,637,655.83  137,000,000.00  147,000,000.00  116,000,000.00

Class Collateral Pool Factors              0.97527531      0.87637656      1.00000000      1.00000000      1.00000000

Weighted Average APR of Remaining
  Portfolio                                  12.92096%
Weighted Average Monthly Dealer
  Participation Fee Rate                      0.00000%
Weighted Average Adjusted APR
  (net of Monthly Dealer Participation)
  of Remaining Portfolio                     12.92096%
Weighted Average Remaining Term                 64.18
Weighted Average Original Term                  69.01

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

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TOTAL DISTRIBUTION AMOUNT                                                                                     CONTRACTS
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     Monthly Payments:           Principal                                                     4,378,781.40
                                 Interest                                                      3,749,972.03
     Early Payoffs:              Principal Collected                                           5,914,853.72
                                 Early Payoff Excess Servicing Compensation                           46.37
                                 Early Payoff Principal Net of Rule of 78s Adj.                5,914,807.35                360
                                 Interest                                                         68,111.96
     Liquidated Receivable:      Principal Collected                                                   0.00
                                 Liquidated Receivable Excess Servicing Compensation                   0.00
                                 Liquidated Receivable Principal Net of Rule of 78s Adj.               0.00                  0
                                 Interest                                                              0.00
     Purchase Amount:            Principal                                                        93,716.02                  3
                                 Interest                                                          3,153.09
                                                 Total Principal                              10,387,304.77
                                                 Total Interest                                3,821,237.08
                                                 Total Principal and Interest                 14,208,541.85
     Recoveries                                                                                        0.00
     Excess Servicing Compensation                                                                    46.37
     Late Fees & Miscellaneous Fees                                                               38,301.52
     Collection Account Customer Cash                                                         14,246,889.74
     ADDITIONAL COLLECTION ACCOUNT CASH:
     Collection Account Investment Income                                                            230.04
     Prefunding Account Investment Income                                                         60,922.44
     Mandatory Special Redemption                                                                      0.00
     Available Funds                                                                          14,308,042.22

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DISTRIBUTION                                                               DISTRIBUTION      SHORTFALL/DRAW
                                                                               AMOUT        DEFICIENCY CLAIM
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                                                                                              14,308,042.22
Servicing Fees:                  Current Month Servicing Fee                519,875.66
                                 Prior Period Unpaid Servicing Fee                0.00
                                 Late Fees & Miscellaneous Fees              38,301.52
                                 Excess Servicing Compensation                   46.37
                                                 Total Servicing Fees:      558,223.55        13,749,818.67               0.00
Indenture Trustee Fee                                                           891.22        13,748,927.45               0.00
Custodian Fee                                                                 5,941.44        13,742,986.01               0.00
Backup Servicer Fee                                                           2,970.72        13,740,015.29               0.00
Prior Unpaid Indenture Trustee Fee                                                0.00        13,740,015.29               0.00
Prior Unpaid Custodian Fee                                                        0.00        13,740,015.29               0.00
Prior Unpaid Backup Servicer Fee                                                  0.00        13,740,015.29               0.00

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

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DISTRIBUTION CONTINUED                                                                              DISTRIBUTION    SHORTFALL/DRAW
                                                                                                        AMOUNT     DEFICIENCY CLAIM
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Class A-1 Note Interest:                         Current Month                     268,500.00       13,471,515.29        0.00
                                                 Prior Carryover Shortfall               0.00       13,471,515.29
Class A-2 Note Interest:                         Current Month                     345,468.33       13,126,046.96        0.00
                                                 Prior Carryover Shortfall               0.00       13,126,046.96
Class A-3 Note Interest:                         Current Month                     358,884.17       12,767,162.79        0.00
                                                 Prior Carryover Shortfall               0.00       12,767,162.79
Class A-4 Note Interest:                         Current Month                     283,748.89       12,483,413.90        0.00
                                                 Prior Carryover Shortfall               0.00       12,483,413.90
Principal Payment Amount:                        Current Month                   4,058,190.85        8,425,223.05        0.00
                                                 Prior Carryover Shortfall               0.00        8,425,223.05
Certificate Insurer:                             Reimbursement Obligations               0.00        8,425,223.05        0.00
                                                 Premium                            69,082.17        8,356,140.88        0.00
Demand Note Interest Payment Amount
                                                 Current Month                      51,987.57        8,304,153.32        0.00
                                                 Prior Carryover Shortfall               0.00        8,304,153.32        0.00
Demand Note                                      Reimbursement                           0.00        8,304,153.32        0.00
Additional Expenses:                             Trust Collateral Agent                  0.00        8,304,153.32        0.00
                                                 Indenture Trustee                       0.00        8,304,153.32        0.00
                                                 Backup Servicer                         0.00        8,304,153.32        0.00
                                                 Custodian                               0.00        8,304,153.32        0.00
Distribution to (from) the Spread Account                                        8,304,153.32                0.00
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LIQUIDATED RECEIVABLES
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                                                                                                  Cumulative Cram Down Loss
Liquidated Receivables and Cram Down Loss:                                                                  Balance          Units

     BOP Liquidated Receivable Principal Balance             0.00           BOP Cram Down loss Balance        0.00             0
     Current Month Cram Down Loss                            0.00         Current Month Cram Down Loss        0.00             0
     Liquidation Principal Proceeds                          0.00
     Principal Loss                                          0.00
     Prior Month Cumulative Principal Loss LTD               0.00
     Cumulative Principal Loss LTD                           0.00            Cumulative Cram Down Loss        0.00             0

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STATISTICAL INFORMATION
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DELINQUENCY STATUS:                # OF CONTRACTS             AMOUNT         % OF TOTAL POOL BALANCE

     Current                           15,652             287,966,021.29              83.20%
     1-29 Days                          3,391              55,289,746.97              15.98%
     30-59 Days                           215               2,636,282.51               0.76%
     60-89 Days                            12                 187,496.63               0.05%
     90-119 Days                            1                  19,317.99               0.01%
     120 Days or More                       0                       0.00               0.00%
                       Total           19,271             346,098,865.39             100.00%

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

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STATISTICAL INFORMATION CONTINUED
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TRIGGER ANALYSIS:
(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)

                                              Trigger         Trigger     Event of Default    Event of
                             Current Month   Threshold         Event         Threshold        Default

Average Delinquency Ratio        0.81589%      4.25%            NO             6.25%             NO
Cumulative Default Rate             0.01%      1.57%            NO             1.85%             NO
Cumulative Loss Rate                0.00%      0.79%            NO             1.02%             NO

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STATISTICAL INFORMATION CONTINUED
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REPOSSESSION STATISTICS:
                              CERTIFICATE INVENTORY                                             RECOVERY INVENTORY
                                 # OF CONTRACTS      AMOUNT *                                     # OF CONTRACTS       AMOUNT *

Prior Month Inventory                   0              0.00            Prior Month Inventory            0                0.00
Repurchases                             0              0.00                       epurchased            0                0.00
Adjusted Prior Month Inventory          0              0.00   Adjusted Prior Month Inventory            0                0.00
Current Month Repos                     3         93,716.02              Current Month Repos            0                0.00
Repos Actually Liquidated               0              0.00     Repos from Trust Liquidation            0                0.00
Repos Liquidated at 60+ or 150+         0              0.00        Repos Actually Liquidated            0                0.00
Dealer Payoff                           0              0.00                    Dealer Payoff            0                0.00
Redeemed / Cured                        0              0.00                   Redeemed/Cured            0                0.00
Purchased Repos                         0              0.00                  Purchased Repos            0                0.00
Current Month Inventory                 3         93,716.02          Current Month Inventory            0                0.00

                             * The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE STATISTICS:

                                 # OF CONTRACTS       AMOUNT
Current Month Balance                   0              0.00
Cumulative Balance                      0              0.00
Current Month Proceeds                                 0.00
Cumulative Proceeds                                    0.00
Current Month Recoveries                               0.00
Cumulative Recoveries                                  0.00

                                            RECEIVABLES LIQUIDATED AT 150 OR
                                            MORE DAYS DELINQUENT, 60 OR MORE
                                            DAYS PAST THE DATE AVAILABLE FOR       CUMULATIVE RECEIVABLES
                                            SALE AND BY ELECTION:                  LIQUIDATED AT 150+ AND 60+:

                                                  Balance           Units             Balance         Units

Prior Month                                         0.00              0                0.00             0
Current Trust Liquidation Balance                   0.00              0                0.00             0
Current Monthly Principal Payments                  0.00
Cram Down Loss                                      0.00
Reopened Loan Due to NSF                            0.00              0
Current Repurchases                                 0.00              0
Current Recovery Sale Proceeds                      0.00              0
Deficiency Balance of Sold Vehicles                 0.00
EOP                                                 0.00              0                0.00             0

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

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STATISTICAL INFORMATION CONTINUED
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Requisite Amount:                                                    0.00

          DEMAND NOTE SPREAD ACCOUNT

Initial Deposit                                                      0.00
   BOP Balance                                                       0.00
   Remaining Distribution Amount                             8,304,153.32
   Investment Income  - Spread                                       0.00
  Current Month Draw - Spread                                        0.00
EOP Balance Prior to Distribution                            8,304,153.32

Spread Account Release Amount                                8,304,153.32

EOP Balance                                                          0.00

Class A Principal Payment Amount                             8,304,153.32
Demand Note Supp Interest Payment Amount                             0.00
Class R Certificateholder Distribution                               0.00

           DEMAND NOTE

Demand Note Initial Balance                                 12,477,015.96
Subsequent Transfer                                                  0.00
Demand Note Amount                                          12,477,015.96

OVERCOLLATERALIZATION AMOUNT                                 8,304,153.32

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                      20,781,169.27            6.00%

REQUIRED TOTAL ENHANCEMENT AMOUNT                           44,634,762.82           12.90%

PREFUNDING ACCOUNT RECONCILIATION

Initial Deposit                                            149,842,943.76
BOP Balance                                                149,842,943.76
Subsequent Transfer                                                  0.00
Investment Income Earned                                        60,922.44
Investment Income Deposited to Note Account for
      Distribution Per SAS Sec5.5                               60,922.44
Mandatory Special Redemption                                         0.00
Remaining Prefunding Balance                               149,842,943.76
Undistributed Investment Income                                      0.00
EOP Balance Before Release to Servicer                     149,842,943.76
Prefunding Account Balance Released to Servicer                      0.00
EOP Balance                                                149,842,943.76

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

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CUMULATIVE LOSS:                                               CUMULATIVE GROSS DEFAULT:
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UP TO MONTH         TRIGGER EVENT     EVENT OF DEFAULT         UP TO MONTH      TRIGGER EVENT      EVENT OF DEFAULT

     3                  0.79%             1.02%                      3              1.57%                 1.85%
     6                  1.57%             1.87%                      6              3.13%                 3.39%
     9                  1.96%             2.37%                      9              3.73%                 4.31%
    12                  3.13%             3.39%                     12              5.88%                 6.15%
    15                  3.56%             3.85%                     15              6.77%                 7.00%
    18                  4.28%             4.61%                     18              8.56%                 8.39%
    21                  4.66%             5.39%                     21              8.98%                 9.80%
    24                  5.17%             5.85%                     24              9.40%                10.63%
    27                  5.50%             6.31%                     27             10.00%                11.48%
    30                  6.00%             6.76%                     30             10.91%                12.30%
    33                  6.34%             7.24%                     33             11.52%                13.15%
    36                  6.67%             7.54%                     36             12.12%                13.71%
    39                  6.83%             7.69%                     39             12.43%                13.98%
    42                  7.00%             8.00%                     42             12.72%                14.54%
    45                  7.00%             8.00%                     45             12.72%                14.54%
    48                  7.00%             8.00%                     48             12.72%                14.54%
    51                  7.00%             8.00%                     51             12.72%                14.54%
    54                  7.00%             8.00%                     54             12.72%                14.54%
    57                  7.00%             8.00%                     57             12.72%                14.54%
    60                  7.00%             8.00%                     60             12.72%                14.54%
    63                  7.00%             8.00%                     63             12.72%                14.54%
    66                  7.00%             8.00%                     66             12.72%                14.54%
    69                  7.00%             8.00%                     69             12.72%                14.54%
    72                  7.00%             8.00%                     72             12.72%                14.54%
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AVERAGE DELINQUENCY RATIO:
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UP TO MONTH         TRIGGER EVENT     EVENT OF DEFAULT
    12                  4.25%             6.25%
    24                  5.25%             7.25%
    72                  6.25%             8.25%
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                                      1

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of September 30, 2006 and were performed in conformity with the Sale and Servicing Agreement dated September 1,
2006.

/s/ Maureen E. Morley
-----------------------------
Maureen E. Morley
Vice President and Controller